UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-03189
Name of Fund:
BlackRock Financial Institutions Series Trust
BlackRock Summit Cash Reserves Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Financial Institutions Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Summit Cash Reserves Fund
Institutional Shares | MSIXX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.42%
Key Fund statistics
Net Assets	$1,067,953,700
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$3,648,484
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.97%
7-Day Yield	3.97%
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	43.2%
U.S. Treasury Obligations	39.6%
U.S. Government Sponsored Agency Securities	19.2%
Liabilities in Excess of Other Assets	(2.0)
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Summit Cash Reserves Fund
Institutional Shares | MSIXX
Annual Shareholder Report — April 30, 2025
MSIXX-04/25-AR

BlackRock Summit Cash Reserves Fund
Investor A Shares | MSAXX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$43	0.42%
Key Fund statistics
Net Assets	$1,067,953,700
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$3,648,484
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.97%
7-Day Yield	3.97%
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	43.2%
U.S. Treasury Obligations	39.6%
U.S. Government Sponsored Agency Securities	19.2%
Liabilities in Excess of Other Assets	(2.0)
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Summit Cash Reserves Fund
Investor A Shares | MSAXX
Annual Shareholder Report — April 30, 2025
MSAXX-04/25-AR

BlackRock Summit Cash Reserves Fund
Investor C Shares | MCBXX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$119	1.17%
Key Fund statistics
Net Assets	$1,067,953,700
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$3,648,484
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.22%
7-Day Yield	3.22%
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	43.2%
U.S. Treasury Obligations	39.6%
U.S. Government Sponsored Agency Securities	19.2%
Liabilities in Excess of Other Assets	(2.0)
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Summit Cash Reserves Fund
Investor C Shares | MCBXX
Annual Shareholder Report — April 30, 2025
MCBXX-04/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Summit Cash Reserves Fund	$28,495	$28,356	$0	$0	$9,900	$9,880	$407	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

2

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Summit Cash Reserves Fund	$10,307	$10,287

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

April 30, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Financial Institutions Series Trust
• BlackRock Summit Cash Reserves Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments
April 30, 2025
BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
U.S. Government Sponsored Agency Securities — 19.2%
Fannie Mae(a)
(1-day SOFR + 0.12%), 4.48%, 07/29/26	$7,240	$ 7,240,000
(1-day SOFR + 0.14%), 4.50%, 08/21/26	2,200	2,200,000
(1-day SOFR + 0.14%), 4.50%, 10/23/26	2,930	2,930,000
(1-day SOFR + 0.14%), 4.50%, 11/20/26	3,700	3,700,000
(1-day SOFR + 0.14%), 4.50%, 12/11/26	2,900	2,900,000
Federal Farm Credit Banks Funding Corp.(a)
(1-day SOFR + 0.02%), 4.38%, 05/12/25	760	760,000
(1-day SOFR + 0.05%), 4.41%, 06/20/25	310	310,000
(1-day SOFR + 0.07%), 4.43%, 11/17/25	1,200	1,200,000
(1-day SOFR + 0.07%), 4.43%, 03/26/27	990	990,000
(1-day SOFR + 0.10%), 4.46%, 06/24/26	500	500,000
(1-day SOFR + 0.10%), 4.46%, 06/26/26	1,290	1,290,000
(1-day SOFR + 0.14%), 4.50%, 05/27/25	4,090	4,090,000
(1-day SOFR + 0.14%), 4.50%, 10/15/26	7,400	7,399,405
(1-day SOFR + 0.14%), 4.50%, 12/23/26	700	700,000
(1-day SOFR + 0.14%), 4.50%, 12/30/26	600	600,000
(3-mo. U.S. Treasury Money Market Yield + 0.27%), 4.51%, 10/16/26	4,000	4,000,000
Federal Home Loan Bank
4.39%, 05/02/25(b)	3,100	3,099,630
4.36%, 05/20/25(a)	3,795	3,795,000
4.24%, 05/21/25(b)	900	897,893
4.36%, 05/22/25(a)	600	600,000
4.27%, 05/28/25(b)	10,360	10,327,071
4.36%, 06/13/25(a)	1,300	1,300,000
4.36%, 06/18/25(a)	2,100	2,100,000
4.25%, 06/25/25(b)	6,885	6,840,650
4.36%, 07/01/25(a)	21,700	21,700,000
4.25%, 07/11/25(b)	13,750	13,635,833
4.36%, 08/14/25(a)	6,415	6,415,000
4.35%, 08/21/25(a)	1,275	1,275,000
4.26%, 08/29/25(b)	11,645	11,483,173
4.36%, 08/29/25(a)	9,365	9,365,000
4.38%, 03/23/26	4,500	4,500,000
4.34%, 04/17/26	10,740	10,740,000
4.25%, 05/22/26	7,200	7,197,454
(1-day SOFR - 0.01%), 3.81%, 07/21/25(a)	1,870	1,870,000
(1-day SOFR + 0.01%), 4.37%, 06/23/25(a)	1,800	1,800,000
(1-day SOFR + 0.01%), 4.37%, 07/09/25(a)	2,500	2,500,000
(1-day SOFR + 0.01%), 4.37%, 08/05/25(a)	11,555	11,555,000
(1-day SOFR + 0.01%), 4.42%, 08/11/25(a)	1,100	1,100,000
(1-day SOFR + 0.01%), 4.33%, 08/12/25(a)	1,600	1,600,000
(1-day SOFR + 0.01%), 4.33%, 08/26/25(a)	1,900	1,900,000
(1-day SOFR + 0.01%), 4.37%, 09/02/25(a)	2,700	2,700,000
(1-day SOFR + 0.01%), 4.36%, 09/12/25(a)	5,350	5,350,000
(1-day SOFR + 0.07%), 4.48%, 03/25/27(a)	2,170	2,170,000
(1-day SOFR + 0.10%), 4.46%, 06/26/26(a)	3,590	3,590,000
Federal Home Loan Banks, (1-day SOFR + 0.16%), 4.52%, 07/21/25(a)	5,060	5,060,000
Federal Home Loan Mortgage Corp.
0.38%, 09/23/25	3,500	3,447,456
(1-day SOFR + 0.14%), 4.63%, 09/23/26(a)	2,400	2,400,000
(1-day SOFR + 0.14%), 4.60%, 10/16/26(a)	1,800	1,800,000
		204,923,565
U.S. Treasury Obligations — 39.6%
U.S. Treasury Bills(b)
4.48%, 05/01/25	11,500	11,500,000
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(b) (continued)
4.40%, 05/08/25 - 05/29/25	$58,360	$ 58,220,432
4.31%, 05/13/25 - 07/17/25	28,671	28,476,856
4.30%, 05/20/25	100	99,778
4.47%, 05/22/25	4,130	4,119,616
4.32%, 05/27/25 - 08/05/25	48,900	48,427,526
4.46%, 06/05/25	3,585	3,569,995
4.30%, 06/26/25	16,600	16,492,321
4.29%, 07/01/25	21,600	21,447,195
4.28%, 07/03/25	10,100	10,026,914
4.88%, 07/10/25	8,625	8,546,815
4.29%, 07/15/25	2,000	1,982,604
4.37%, 08/12/25	200	197,574
4.37%, 08/12/25	19,210	18,976,484
4.33%, 08/26/25	1,600	1,578,160
4.33%, 08/26/25	9,401	9,272,667
4.32%, 08/28/25	2,000	1,972,432
4.31%, 09/02/25	18,400	18,145,155
4.27%, 09/04/25	21,800	21,485,116
4.24%, 09/18/25	4,040	3,975,663
4.23%, 09/25/25	3,831	3,766,999
4.24%, 10/02/25	2,472	2,429,375
4.26%, 10/30/25 - 12/26/25	15,795	15,402,557
4.29%, 11/28/25	1,000	975,946
U.S. Treasury Notes
(3-mo. U.S. Treasury Money Market Yield + 0.13%), 4.37%, 07/31/25(a)	12,845	12,844,677
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.42%, 10/31/25(a)	2,461	2,460,622
0.38%, 11/30/25 - 01/31/26	2,735	2,666,588
4.21%, 12/31/25	1,770	1,770,180
(3-mo. U.S. Treasury Money Market Yield + 0.25%), 4.49%, 01/31/26(a)	7,720	7,720,000
4.11%, 02/28/26	700	679,633
4.12%, 02/28/26	800	803,247
0.75%, 03/31/26	10,800	10,484,305
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 4.40%, 04/30/26(a)	12,400	12,400,713
(3-mo. U.S. Treasury Money Market Yield + 0.18%), 4.43%, 07/31/26(a)	7,775	7,769,873
(3-mo. U.S. Treasury Money Market Yield + 0.21%), 4.45%, 10/31/26(a)	29,820	29,833,014
(3-mo. U.S. Treasury Money Market Yield + 0.10%), 4.34%, 01/31/27(a)	23,035	23,033,863
		423,554,895
Total Short-Term Securities —58.8% (Cost: $628,478,460)		628,478,460
Total Repurchase Agreements — 43.2% (Cost: $461,000,000)		461,000,000
Total Investments — 102.0% (Cost: $1,089,478,460)		1,089,478,460
Liabilities in Excess of Other Assets — (2.0)%		(21,524,760)
Net Assets — 100.0%		$ 1,067,953,700

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are the current rate or a range of current rates as of period end.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Summit Cash Reserves Fund

Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
BNP Paribas S.A.	4.37%	04/30/25	05/01/25	$ 90,000	$ 90,000,000	$ 90,010,925	U.S. Treasury Obligation, 0.00% to 4.13%, due 5/15/25 to 11/15/45	$ 92,480,614	$ 91,800,000
BofA Securities, Inc.	4.37	04/30/25	05/01/25	5,000	5,000,000	5,000,607	U.S. Treasury Obligation, 3.63% to 4.13%, due 5/31/28 to 3/31/32	5,025,700	5,100,033
	4.38	04/30/25	05/01/25	90,000	90,000,000	90,010,950	U.S. Government Sponsored Agency Obligation, 2.50% to 8.00%, due 8/15/33 to 4/20/55	97,820,377	91,800,000
Total BofA Securities, Inc.					$ 95,000,000				$ 96,900,033
J.P. Morgan Securities LLC	4.51 (a)	04/30/25	07/30/25	3,000	3,000,000	3,034,201	U.S. Government Sponsored Agency Obligation, 0.00% to 4.00%, due 3/25/36 to 7/20/54	229,141,725	3,150,000
	4.37	04/30/25	05/01/25	92,000	92,000,000	92,011,168	U.S. Treasury Obligation, 0.00%, due 8/15/28	106,012,576	93,840,000
Total J.P. Morgan Securities LLC					$ 95,000,000				$ 96,990,000
Mizuho Securities USA, Inc.	4.38	04/30/25	05/01/25	81,000	81,000,000	81,009,855	U.S. Treasury Obligation, 0.25% to 4.63%, due 8/31/25 to 8/15/33	82,390,600	82,620,030
TD Securities (USA) LLC	4.38	04/30/25	05/01/25	100,000	100,000,000	100,012,166	U.S. Treasury Obligation, 1.63% to 4.25%, due 12/31/25 to 3/31/28	102,687,000	102,000,006
					$ 461,000,000				$ 470,310,069

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
U.S. Government Sponsored Agency Securities	$ —	$ 204,923,565	$ —	$ 204,923,565
U.S. Treasury Obligations	—	423,554,895	—	423,554,895
Repurchase Agreements	—	461,000,000	—	461,000,000
	$—	$1,089,478,460	$—	$1,089,478,460
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2025

BlackRock Summit Cash Reserves Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 628,478,460
Cash	1,959,732
Repurchase agreements, at value(b)	461,000,000
Receivables:
Capital shares sold	8,304,162
Interest — unaffiliated	872,365
Prepaid expenses	66,865
Total assets	1,100,681,584
LIABILITIES
Payables:
Investments purchased	22,999,943
Accounting services fees	16,852
Capital shares redeemed	9,189,510
Custodian fees	14,747
Income dividend distributions	78,192
Investment advisory fees	337,527
Trustees’ and Officer’s fees	2,421
Other accrued expenses	18,080
Professional fees	43,352
Distribution fees	738
Transfer agent fees	26,522
Total liabilities	32,727,884
Commitments and contingent liabilities
NET ASSETS	$ 1,067,953,700
NET ASSETS CONSIST OF
Paid-in capital	$ 1,067,915,859
Accumulated earnings	37,841
NET ASSETS	$ 1,067,953,700
(a) Investments, at cost—unaffiliated	$628,478,460
(b) Repurchase agreements, at cost	$461,000,000
Statement of Assets and Liabilities

Statement of Assets and Liabilities  (continued)
April 30, 2025

BlackRock Summit Cash Reserves Fund
NET ASSET VALUE
Institutional
Net assets	$ 142,087,851
Shares outstanding	142,109,461
Net asset value	$ 1.00
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 924,184,273
Shares outstanding	924,319,816
Net asset value	$ 1.00
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 1,681,576
Shares outstanding	1,681,824
Net asset value	$ 1.00
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended April 30, 2025

BlackRock Summit Cash Reserves Fund
INVESTMENT INCOME
Interest — unaffiliated	$45,649,033
Total investment income	45,649,033
EXPENSES
Investment advisory	4,716,687
Transfer agent — class specific	180,604
Registration	119,082
Professional	59,597
Printing and postage	30,577
Accounting services	29,059
Custodian	26,676
Trustees and Officer	14,831
Distribution — class specific	5,188
Miscellaneous	23,153
Total expenses excluding interest expense	5,205,454
Interest expense — unaffiliated	61
Total expenses	5,205,515
Less:
Fees waived and/or reimbursed by the Manager	(1,068,203)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(178,651)
Total expenses after fees waived and/or reimbursed	3,958,661
Net investment income	41,690,372
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	30,108
Net realized and unrealized gain	30,108
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,720,480
See notes to financial statements.
Statement of Operations

Statements of Changes in Net Assets

	BlackRock Summit Cash Reserves Fund
	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$41,690,372	$33,385,503
Net realized gain	30,108	4,979
Net increase in net assets resulting from operations	41,720,480	33,390,482
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,554,360)	(5,290,379)
Investor A	(36,122,547)	(28,068,800)
Investor C	(24,593)	(24,629)
Decrease in net assets resulting from distributions to shareholders	(41,701,500)	(33,383,808)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	271,264,369	213,847,102
NET ASSETS
Total increase in net assets	271,283,349	213,853,776
Beginning of year	796,670,351	582,816,575
End of year	$1,067,953,700	$796,670,351

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0446	0.0491	0.0263	0.0001	0.0000 (a)
Net realized and unrealized gain	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0003
Net increase from investment operations	0.0446	0.0491	0.0263	0.0001	0.0003
Distributions(b)
From net investment income	(0.0446)	(0.0491)	(0.0263)	(0.0001)	(0.0000)(c)
From net realized gain	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0003)
Total distributions	(0.0446)	(0.0491)	(0.0263)	(0.0001)	(0.0003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)
Based on net asset value	4.56%	5.03%	2.66%	0.01%	0.03%
Ratios to Average Net Assets
Total expenses	0.56%	0.59%	0.59%	0.60%	0.61%
Total expenses after fees waived and/or reimbursed	0.42%	0.42%	0.41%	0.12%	0.17%
Net investment income	4.43%	4.92%	2.66%	0.00%(e)	0.00%(e)
Supplemental Data
Net assets, end of year (000)	$142,088	$114,948	$97,307	$101,901	$87,699

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Amount is less than 0.005%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0446	0.0491	0.0263	0.0002	0.0000 (a)
Net realized and unrealized gain	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0003
Net increase from investment operations	0.0446	0.0491	0.0263	0.0002	0.0003
Distributions(b)
From net investment income	(0.0446)	(0.0491)	(0.0263)	(0.0002)	(0.0000)(c)
From net realized gain	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0003)
Total distributions	(0.0446)	(0.0491)	(0.0263)	(0.0002)	(0.0003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)
Based on net asset value	4.56%	5.03%	2.66%	0.02%	0.04%
Ratios to Average Net Assets
Total expenses	0.55%	0.57%	0.59%	0.61%	0.60%
Total expenses after fees waived and/or reimbursed	0.42%	0.42%	0.41%	0.10%	0.17%
Net investment income	4.42%	4.92%	2.74%	0.01%	0.00%(e)
Supplemental Data
Net assets, end of year (000)	$924,184	$681,247	$484,690	$356,419	$346,281

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Amount is less than 0.005%.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund (continued)
	Investor C
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0371	0.0416	0.0194	0.0002	0.0000 (a)
Net realized and unrealized gain	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0003
Net increase from investment operations	0.0371	0.0416	0.0194	0.0002	0.0003
Distributions(b)
From net investment income	(0.0371)	(0.0416)	(0.0194)	(0.0002)	(0.0000)(c)
From net realized gain	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0003)
Total distributions	(0.0371)	(0.0416)	(0.0194)	(0.0002)	(0.0003)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)
Based on net asset value	3.78%	4.24%	1.96%	0.03%	0.04%
Ratios to Average Net Assets
Total expenses	1.53%	1.35%	1.35%	1.46%	1.38%
Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.11%	0.10%	0.20%
Net investment income	3.55%	4.15%	1.75%	0.02%	0.00%(e)
Supplemental Data
Net assets, end of year (000)	$1,682	$475	$820	$948	$1,052

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Amount is less than 0.005%.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Financial Institutions Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Summit Cash Reserves Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional Shares are sold without a sales charge and only to certain eligible investors.  Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge ("CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.  Investor A Shares are generally available through financial intermediaries. Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders.  Investor C Shares automatically convert to Investor A Shares after approximately eight years.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
The  Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral.  The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.50% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Distribution Fees
Investor C	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended April 30, 2025, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Investor C
Distribution fees — class specific	$ 5,188
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Fund Name	Investor A
BlackRock Summit Cash Reserves Fund	$ 14,530
For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Total
Transfer agent fees — class specific	$ 37,320	$ 141,565	$ 1,719	$ 180,604
Other Fees:  For the year ended April 30, 2025, affiliates received CDSCs as follows:
	Investor A	Investor C	Total
CDSC	$ 188	$ 20	$ 208
Expense Limitations, Waivers and Reimbursements:  With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:
Share Class	Expense Limitation
Institutional	0.42%
Investor A	0.42
Investor C	1.17
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $1,068,203 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager—class specific in the Statement of Operations. For the year ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 36,649	$ 140,285	$ 1,717	$ 178,651
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective management, investment advisory and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the year ended April 30 2025, there were no fees waived and/or reimbursed by the Manager under this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/25	Year Ended 04/30/24
BlackRock Summit Cash Reserves Fund
Ordinary income	$ 41,701,500	$ 33,383,808

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Net Unrealized Gains (Losses)(a)	Total
BlackRock Summit Cash Reserves Fund	$ 37,919	$ (78)	$ 37,841

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Summit Cash Reserves Fund	$ 1,089,478,538	$ —	$ (78)	$ (78)
7.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8.
 CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share.
Transactions in capital shares for each class were as follows:
Share Class	Year Ended 04/30/25	Year Ended 04/30/24
Institutional
Shares sold	99,123,712	107,767,952
Shares issued in reinvestment of distributions	5,516,888	5,211,434
Shares redeemed	(77,504,889)	(95,343,127)
	27,135,711	17,636,259
Notes to Financial Statements

Notes to Financial Statements  (continued)

Share Class (continued)	Year Ended 04/30/25	Year Ended 04/30/24
Investor A
Shares sold and automatic conversion of shares	907,710,579	545,172,960
Shares issued in reinvestment of distributions	35,764,400	27,648,737
Shares redeemed	(700,552,924)	(376,266,084)
	242,922,055	196,555,613
Investor C
Shares sold	1,480,710	597,117
Shares issued in reinvestment of distributions	22,263	21,609
Shares redeemed and automatic conversion of shares	(296,370)	(963,496)
	1,206,603	(344,770)
	271,264,369	213,847,102
As of April 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 50,000 Investor C shares of the Fund.
9.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Summit Cash Reserves Fund and the Board of Trustees of BlackRock Financial Institutions Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust (the “Fund”), including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2025:
Fund Name	Federal Obligation Interest
BlackRock Summit Cash Reserves Fund	$ 22,678,588
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
Fund Name	Interest Dividends
BlackRock Summit Cash Reserves Fund	$ 41,690,372
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Summit Cash Reserves Fund	$ 41,690,372	$ 5,057

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in these Financial Statements

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

4

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Financial Institutions Series Trust

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Financial Institutions Series Trust

Date: June 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Financial Institutions Series Trust

Date: June 25, 2025

6